Employees - Share-based compensation plans, Narrative (Details) € in Millions	2 Months Ended	12 Months Ended
	Feb. 21, 2025 share shares	Dec. 31, 2024 EUR (€) share shares	Dec. 31, 2023 EUR (€) share shares	Dec. 31, 2022 EUR (€) share
Disclosure of Share Based Compensation Plans [Line Items]
Equity-settled share-based compensation plan expense | €		€ 324	€ 212	€ 177
Book value of shares held in respect of share-based compensation plans eliminated on consolidation | €		37	207
Market value of shares held in respect of share-based compensation plans eliminated on consolidation | €		127	60
Performance Share Plans
Disclosure of Share Based Compensation Plans [Line Items]
Equity-settled share-based compensation plan expense | €		€ 324	€ 212	€ 177
Vesting period		3 years
Number of shares granted (in shares)		7,508,412	7,479,544	10,032,321
Number of shares vested (in shares)		6,296,695	2,021,439	3,101,598
Number of shares forfeited (in shares)		3,429,400	2,052,057	3,325,397
Performance Share Plans | Major ordinary share transactions
Disclosure of Share Based Compensation Plans [Line Items]
Number of shares granted (in shares) | shares	0
Number of shares vested (in shares)	6,389,830
Number of shares forfeited (in shares)	1,416,886
Annual Share Plans
Disclosure of Share Based Compensation Plans [Line Items]
Vesting period		3 years
Management Co-Investment Plan
Disclosure of Share Based Compensation Plans [Line Items]
Vesting period		4 years
Percentage of annual bonus allowed to be invested		100.00%
Hindustan Unilever Limited, share options
Disclosure of Share Based Compensation Plans [Line Items]
Vesting period		3 years
Awarded (in shares)		196,994
Vested (in shares)		0
Forfeited (in shares)		15,856
Hindustan Unilever Limited, share options | Major ordinary share transactions
Disclosure of Share Based Compensation Plans [Line Items]
Awarded (in shares)	0
Vested (in shares)	0
Forfeited (in shares) | shares	2,565
Unilever PLC
Disclosure of Share Based Compensation Plans [Line Items]
Number of shares transferred To employee share ownership trust (in shares) | shares		1,998,281	1,361,032
Number of shares held as treasury shares (in shares) | shares		326,473	36,903
Bottom of range
Disclosure of Share Based Compensation Plans [Line Items]
Range of share awards percentage for performance share plans		0.00%
Bottom of range | Executive Directors | Management Co-Investment Plan
Disclosure of Share Based Compensation Plans [Line Items]
Percentage of annual bonus allowed to be invested		33.00%
Top of range
Disclosure of Share Based Compensation Plans [Line Items]
Range of share awards percentage for performance share plans		200.00%
Top of range | Executive Directors | Management Co-Investment Plan
Disclosure of Share Based Compensation Plans [Line Items]
Percentage of annual bonus allowed to be invested		67.00%